SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                November 16, 2012




Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

            Re:   Broadmark Funds

Dear Sir or Madam:

      Filed herewith, on behalf of Broadmark Funds, a Delaware statutory trust (the "Trust"), and in connection with the registration of the Trust under the Securities Act of 1933 and the Investment Company Act of 1940 (the "1940 Act"), please find an initial registration statement on Form N-1A (the "Registration Statement"). We are also filing contemporaneously with the Registration Statement a Notification of Registration filed pursuant to Section 8(a) of the 1940 Act for the Trust.

      All items not addressed in this Registration Statement will be addressed in a pre-effective amendment filed following the initial organizational meeting of the Trust. We intend for this Registration Statement to become effective on or about December 28, 2012.

      Please direct any comments or questions to Daphne Trainor or the undersigned at (202) 737-8833.

                                        Sincerely,


                                        /s/ Paul M. Miller
                                        ------------------
                                        Paul M. Miller

cc: Laura Hespe

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